Financing Agreements - Financing Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Agreements [Line Items]
Unpaid Principal Balance	$ 6,377,370	$ 4,339,479
Fair value / Carrying Value	6,378,782	4,336,976
Held at Carrying Value
Financing Agreements [Line Items]
Unpaid Principal Balance	3,123,070	978,300
Fair value / Carrying Value	3,112,009	970,204
Fair Value
Financing Agreements [Line Items]
Unpaid Principal Balance	3,254,300	3,361,179
Amortized Cost Balance	3,267,981	3,352,529
Fair value / Carrying Value	3,266,773	3,366,772
Agreements with mark-to-market collateral provisions | Held at Carrying Value
Financing Agreements [Line Items]
Unpaid Principal Balance	1,240,510
Fair value / Carrying Value	1,239,937
Agreements with mark-to-market collateral provisions | Fair Value
Financing Agreements [Line Items]
Unpaid Principal Balance	1,322,362	1,156,899
Amortized Cost Balance	1,322,362	1,156,899
Fair value / Carrying Value	1,322,362	1,159,213
Agreements with non-mark-to-market collateral provisions | Held at Carrying Value
Financing Agreements [Line Items]
Unpaid Principal Balance	311,977
Fair value / Carrying Value	311,260
Agreements with non-mark-to-market collateral provisions | Fair Value
Financing Agreements [Line Items]
Unpaid Principal Balance	627,026	1,338,077
Amortized Cost Balance	627,026	1,338,077
Fair value / Carrying Value	628,280	1,338,077
Securitized debt | Held at Carrying Value
Financing Agreements [Line Items]
Unpaid Principal Balance	1,340,583	648,300
Fair value / Carrying Value	1,334,342	645,027
Securitized debt | Fair Value
Financing Agreements [Line Items]
Unpaid Principal Balance	1,304,912	866,203
Amortized Cost Balance	1,318,593	857,553
Fair value / Carrying Value	1,316,131	869,482
Convertible senior notes | Held at Carrying Value
Financing Agreements [Line Items]
Unpaid Principal Balance	230,000	230,000
Fair value / Carrying Value	$ 226,470	225,177
Senior Notes | Held at Carrying Value
Financing Agreements [Line Items]
Unpaid Principal Balance		100,000
Fair value / Carrying Value		$ 100,000